Long-Term Debt, net - Annual Loan Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 41,660	$ 65,778
HSH Bank
Disclosure of detailed information about borrowings [line items]
Loan Balance	24,937	25,936
DVB Bank | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	8,380	9,700
DVB Bank | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	8,343	9,592
Firment Trading Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance		17,435
Silaner Investments Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance		3,115
Not later than one year
Disclosure of detailed information about borrowings [line items]
Loan Balance	12,403	23,634
Not later than one year | HSH Bank
Disclosure of detailed information about borrowings [line items]
Loan Balance	2,774	2,774
Not later than one year | DVB Bank | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	8,380	1,760
Not later than one year | DVB Bank | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	1,249	1,665
Not later than one year | Firment Trading Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance		17,435
Not later than one year | Silaner Investments Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Loan Balance	29,257	15,494
Later than one year and not later than two years | HSH Bank
Disclosure of detailed information about borrowings [line items]
Loan Balance	22,163	2,774
Later than one year and not later than two years | DVB Bank | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	0	7,940
Later than one year and not later than two years | DVB Bank | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	7,094	1,665
Later than one year and not later than two years | Firment Trading Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than one year and not later than two years | Silaner Investments Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance		3,115
Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Loan Balance		26,650
Later than two years and not later than three years | HSH Bank
Disclosure of detailed information about borrowings [line items]
Loan Balance		20,388
Later than two years and not later than three years | DVB Bank | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than two years and not later than three years | DVB Bank | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance		6,262
Later than two years and not later than three years | Firment Trading Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than two years and not later than three years | Silaner Investments Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than two years
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Later than two years | HSH Bank
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Later than two years | DVB Bank | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance	0
Later than two years | DVB Bank | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 0
Later than three years
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than three years | HSH Bank
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than three years | DVB Bank | Tranche (A)
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than three years | DVB Bank | Tranche (B)
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than three years | Firment Trading Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance		0
Later than three years | Silaner Investments Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance		$ 0